Contract Assets - Summary of Contract Assets (Detail) - Increase (decrease) due to application of IFRS 15 [member] - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of contract assets [line items]
Contract Assets	¥ 478	¥ 656
Third parties [member]
Disclosure of contract assets [line items]
Contract Assets	454	480
China Telecom Group [member]
Disclosure of contract assets [line items]
Contract Assets	¥ 24	¥ 176